Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income (loss)		$ 3,944	$ (9,534)	$ (13,158)
Adjustments to reconcile consolidated net loss to net cash provided by operating activities:
Depreciation and amortization		328	1,784	4,173
Gain on disposal of property, plant and equipment		(25)	(14)	(33)
Gain on disposal of idle property, plant and equipment			(8)	(106)
Write off of demolished building		4,573
Impairment on other assets		57
Share-based compensation expenses		1,126	1,035	1,685
Unrealized exchange loss (gain)		(6,712)	3,370	1,470
.Changes in current assets and liabilities:
Decrease (increase) in prepaid expenses and other receivables	[1]	(1,035)	(618)	1,723
(Decrease) increase in accrued expenses and other payables		3	(1,225)	(4,536)
Total adjustments		(1,685)	4,324	4,376
Net cash (used in) provided by operating activities		2,259	(5,210)	(8,782)
Cash flows from investing activities:
Payment of real estate properties under development	[1]	(11,935)	(5,577)	(2,250)
Purchase of property, plant and equipment	[1]	(13,377)	(525)	(99)
(Increase) decrease in deposits for real estate properties under development	[1]	(74)	304	(469)
Decrease in deposits for purchase of property, plant and equipment	[1]		4
Proceeds from disposal of property, plant and equipment and other assets		67	14	1,716
Proceeds from disposal of idle property, plant and equipment			8	106
Proceeds from disposal of demolished building		550
Cash received from finance lease receivable			1,371	3,840
Decrease (increase) in short term investments		89,703	(39,719)	35,167
(Increase) in long term investments		(2,319)
Net cash provided by (used in) investing activities		62,615	(44,120)	38,011
Cash flows from financing activities:
Cash dividends paid		(10,266)	(2,936)	(3,230)
Proceeds from shares issued on exercise of options		6,908	3,288	3,996
Share repurchase program			(6,258)	(36,704)
Proceeds from short term bank borrowing				92,432
Repayment of short term bank borrowing				(132,432)
Net cash used in financing activities		(3,358)	(5,906)	(75,938)
Net (decrease) increase in cash and cash equivalents		61,516	(55,236)	(46,709)
Cash and cash equivalents at beginning of year		94,558	157,371	212,760
Effect of exchange rate changes on cash and cash equivalents		9,099	(7,577)	(8,680)
Cash and cash equivalents at end of year		$ 165,173	94,558	157,371
Supplemental schedule of cash flow information:
Interest paid				413
Non-cash investing activities:
Decrease in construction in progress funded through accrued expenses and other payables			$ (611)	$ (173)

[1]	Certain comparative amounts have been reclassified to conform with the current period’s presentation and disclosure.